Earnings Per Share and Earnings per Unit - Summary of Earnings Per Unit (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
		Dec. 31, 2021	Dec. 22, 2021	Dec. 31, 2020
Earnings Per Unit [Line Items]
Net Income (Loss) Attributable to Parent	[1]	$ 34,438	$ (16,474)	$ (7,963)
Weighted average shares of Class A common stock outstanding-basic	[1]	50,785,656
Basic and Diluted Earnings Per Unit	[1],[2]		$ (3.33)	$ (2.68)
Class A Common Units [Member]
Earnings Per Unit [Line Items]
Net Income (Loss) Attributable to Parent		$ 33,470	$ (11,690)	$ (5,380)
Less: annual dividends on redeemable preferred units			(6,582)	(4,083)
Net (loss) attributable to common unitholders		$ 34,438	$ (18,272)	$ (9,463)
Weighted average shares of Class A common stock outstanding-basic		50,785,656	5,480,611	3,531,681
Basic and Diluted Earnings Per Unit			$ (3.33)	$ (2.68)
Class B Common Stock [Member]
Earnings Per Unit [Line Items]
Net Income (Loss) Attributable to Parent			$ (4,784)	$ (2,583)
Less: annual dividends on redeemable preferred units			(2,694)	(1,961)
Net (loss) attributable to common unitholders			$ (7,478)	$ (4,544)
Weighted average shares of Class A common stock outstanding-basic			2,242,981	1,696,135
Basic and Diluted Earnings Per Unit			$ (3.33)	$ (2.68)

[1]	See accompanying notes to the consolidated financial statements.
[2]	Basic and diluted net loss per unit amounts are the same for both Class A common units and Class B common units. See Note 13.